Prepayments and Other Current Assets	12 Months Ended
Sep. 30, 2025
Prepayments and Other Current Assets [Abstract]
Prepayments and Other Current Assets

5. Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following at September 30:

	2025	2024
Other deposits (Note)	$170,301	$170,564
Prepayments	578,613	148,005
	748,914	318,569
Less: amount classified as non-current assets	(170,301)	(170,564)
Amount classified as current assets	$578,613	$148,005

Note: The amounts mainly are rental deposits paid to lessors for office premises.